United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

Central Securities Corporation

(Exact name of registrant as specified in charter)

630 Fifth Avenue, Eighth Floor

New York, N.Y. 10111

(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION

Statement of Investments

March 31, 2016

(Unaudited)

COMMON STOCKS 88.3%

Shares		Value
	Banks 5.1%
400,000	Citigroup Inc.	16,700,000
230,000	JPMorgan Chase & Co.	13,620,600
		30,320,600

	Commercial Services 1.2%
700,000	Heritage-Crystal Clean, Inc. (a)	6,958,000

	Consumer Durables 1.4%
700,000	TRI Pointe Group, Inc. (a)	8,246,000

	Diversified Financial 10.9%
150,000	American Express Company	9,210,000
600,000	The Bank of New York Mellon Corporation	22,098,000
10	Berkshire Hathaway Inc. Class A (a)	2,134,500
290,000	Capital One Financial Corporation	20,099,900
200,000	The Charles Schwab Corporation	5,604,000
200,000	Encore Capital Group, Inc. (a)	5,148,000
		64,294,400

	Diversified Industrial 6.6%
625,000	Brady Corporation Class A	16,775,000
250,000	General Electric Company	7,947,500
80,000	Roper Technologies, Inc.	14,621,600
		39,344,100

	Energy 2.4%
11,702	California Resources Corporation (a)	12,053
230,000	Murphy Oil Corporation	5,793,700
125,000	Occidental Petroleum Corporation	8,553,750
		14,359,503

	Health Care 5.8%
70,000	Johnson & Johnson	7,574,000
220,000	Medtronic plc	16,500,000
200,000	Merck & Co. Inc.	10,582,000
		34,656,000

	Insurance 21.8%
21,000	Alleghany Corporation (a)	10,420,200
28,424	The Plymouth Rock Company, Inc. Class A (b)(c)	113,696,000
150,000	Progressive Corporation	5,271,000
		129,387,200

	Media 4.1%
18,000	Cable One, Inc.	7,868,340
200,000	John Wiley & Sons, Inc. Class A	9,778,000
177,100	Liberty Global plc Class C (a)	6,651,876
		24,298,216

Shares		Value

	Metals and Mining 0.3%
150,000	Freeport-McMoRan Inc. (a)	$1,551,000

	Real Estate Investment Trusts 2.9%
700,000	Rayonier Inc.	17,276,000

	Retailing 1.8%
13,000	Amazon.com, Inc. (a)	7,717,320
37,500	Tiffany & Co.	2,751,750
		10,469,070

	Semiconductor 9.7%
400,000	Analog Devices, Inc.	23,676,000
1,000,000	Intel Corporation	32,350,000
20,000	Texas Instruments Incorporated	1,148,400
		57,174,400

	Software and Services 1.3%
10,000	Alphabet Inc. Class A (a)	7,629,000

	Technology Hardware and Equipment 13.0%
456,000	Coherent, Inc. (a)	41,906,400
310,000	Keysight Technologies, Inc. (a)	8,599,400
300,000	Motorola Solutions, Inc.	22,710,000
500,000	Sonus Networks, Inc. (a)	3,765,000
		76,980,800

	Total Common Stocks (cost $289,755,733)	522,944,289

SHORT-TERM INVESTMENTS 12.0%

	Money Market Fund 1.8%
10,794,927	Fidelity Institutional Money Market Fund Treasury Only Portfolio Class I	10,794,927

Principal	U.S. Treasury Bills 10.2%
$60,000,000	U.S. Treasury Bills 0.25% - 0.26%, due 4/7/16 – 4/21/16 (d)	59,994,417

	Total Short-term Investments (cost $70,789,344)	70,789,344

	Total Investments (cost $360,545,077) (e)(100.3%)	593,733,633

	Cash, receivables and other assets less liabilities (0.3%)	(1,719,196)

	Net Assets (100%)	$592,014,437

(a) Non-dividend paying.

(b) Affiliate as defined in the Investment Company Act of 1940. See Note 4.

(c) Valued based on Level 3 Inputs. See Note 2.

(d) Valued based on Level 2 Inputs. See Note 2.

(e) Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION

NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable common stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

As of March 31, 2016, the tax cost of investments was $360,545,077. Net unrealized appreciation was $233,188,556 consisting of gross unrealized appreciation and gross unrealized depreciation of $259,490,958 and $26,302,402, respectively.

2. Fair Value Measurements – The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 – Quoted prices in active markets for identical investments;
•	Level 2 – Other significant observable inputs obtained from independent sources, for example, quoted prices in inactive markets for identical investments, or other valuation methodologies;
•	Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company, Inc. Class A Common Stock (“Plymouth Rock”).

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of March 31, 2016 are classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$409,248,289	-	$113,696,000	$522,944,289
Short-term investments	10,794,927	$59,994,417	-	70,789,344
Total investments	$420,043,216	$59,994,417	$113,696,000	$593,733,633

The following is a reconciliation of the change in the value of Level 3 investments:

Balance at December 31, 2015	$113,696,000
Net realized gains and change in net unrealized
appreciation of investments included in net
increase in net assets resulting from operations	-
Sales	-
Balance at March 31, 2016	$113,696,000

Unrealized appreciation of Level 3 investments held as of March 31, 2016 was unchanged during the three months ended March 31, 2016.

In valuing the Plymouth Rock Level 3 investment as of March 31, 2016, management used a number of significant unobservable inputs to develop a range of possible values for the investment.  It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.5 – 2.7); price-to-earnings (range: 10.7 – 23.1); and price-to-revenue (range: 0.6 – 1.3). Management also used a discounted cash flow model based on a forecasted return on equity ranging from 7%-8% and a weighted average cost of capital of 9%.  An independent valuation of Plymouth Rock’s shares was also considered. The value obtained from weighting the three methods described above (with greater weight given to the comparable company approach) was then discounted by 20% and 40% for the lack of marketability, which represents the range of rates management believes market participants would apply.  The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations, its corporate governance, the insurance industry outlook and transactions in Plymouth Rock’s shares, were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s directors, who selected the value.

Significant increases (decreases) in the value of the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and return on equity in isolation would result in a higher (lower) range of fair value measurements.  Significant increases (decreases) in the value of the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

3. Restricted Securities - The Corporation may from time to time invest in securities the resale of which is restricted. On March 31, 2016, the Corporation’s only restricted security consisted of 28,424 shares of Plymouth Rock Class A stock that were acquired on December 15, 1982 at a cost of $710,600. This security had a value of $113,696,000 at March 31, 2016, which was equal to 19.2% of the Corporation’s net assets. The Corporation does not have the right to demand registration of the Plymouth Rock shares.

4. Affiliated Companies – Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of Plymouth Rock’s outstanding voting shares. During the three months ended March 31, 2016, the Corporation received dividends of $1,341,613 from Plymouth Rock. The President of the Corporation is a director of Plymouth Rock.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd

President

Date: May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd

President

Date: May 4, 2016

By: /s/ Lawrence P. Vogel

Vice President and Treasurer

Date: May 4, 2016